Long-Term Debt And Lines Of Credit (Financial Debt Covenants) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Long-Term Debt And Lines Of Credit [Abstract]
Leverage Ratio (Consolidated Indebtedness/Consolidated Adj. EBITDA), Requirement	3.50
Leverage Ratio (Consolidated Indebtedness Consolidated Adjustment EBITDA), Chemed	0.86
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Requirement	1.50
Fixed Charge Coverage Ratio (Consolidated Free Cash Flow/Consolidated Fixed Charges), Chemed	2.38
Annual Operating Lease Commitment, Requirement	$ 50.0
Annual Operating Lease Commitment, Chemed	$ 26.1